FINANCIAL INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2015
FINANCIAL INCOME (EXPENSES), NET [Abstract]
FINANCIAL INCOME (EXPENSES), NET

NOTE 10:      FINANCIAL INCOME (EXPENSES), NET

	Year ended December 31,
	2013	2014	2015

Bank charges	$(62)	$(63)	$(86)
Changes in fair value of warrants to purchase preferred shares	(1,446)	(4,309)	-
Exchange rate gain (loss), net	307	(1,817)	(1,723)

Total expenses	(1,201)	(6,189)	(1,809)

Interest income	77	201	330

Total financial expenses, net	$(1,124)	$(5,988)	$(1,479)